Stock-based Compensation - Summary of Options Granted Estimate the Fair Value of Stock-Based Compensation Award (Detail)		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected volatility range, Minimum		46.71%
Expected volatility range, Maximum		50.70%
Expected volatility			48.15%
Expected dividend rate		0.00%	0.00%
Risk-free rate range, Minimum		0.61%	0.42%
Risk-free rate range, Maximum		1.74%	1.69%
Minimum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected term	3 years	6 years	6 years
Maximum [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Expected term	4 years	10 years	10 years